Consolidated Statements of Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest and dividend income:
Interest and fees on loans		$ 205,600	$ 187,456	$ 162,214
Interest and dividends on securities available for sale:
U. S. government sponsored enterprises		3,213	2,805	1,405
State and political subdivisions		1	2	2
Mortgage-backed securities and collateralized mortgage obligations-residential		5,760	6,146	5,677
Corporate bonds		1,557	1,987	1,804
Small Business Administration-guaranteed participation securities		368	437	551
Other		13	10	9
Total interest and dividends on securities available for sale		10,912	11,387	9,448
Interest on held to maturity securities:
Mortgage-backed securities and collateralized mortgage obligations-residential		254	296	343
Total interest on held to maturity securities		254	296	343
Federal Home Loan Bank stock		604	500	305
Interest on federal funds sold and other short-term investments		25,946	26,567	14,292
Total interest and dividend income		243,316	226,206	186,602
Interest expense:
Interest on deposits		90,586	53,352	5,727
Interest on short-term borrowings		791	1,009	740
Total interest expense		91,377	54,361	6,467
Net interest income		151,939	171,845	180,135
Provision (Credit) for credit losses		2,000	1,250	(341)
Net interest income after provision (credit) for credit losses		149,939	170,595	180,476
Noninterest income:
Trustco Financial Services income		7,247	6,425	7,037
Fees for services to customers		9,852	10,648	10,947
Net gain on equity securities	[1]	1,383	0	0
Other		1,352	1,242	1,276
Total noninterest income		19,834	18,315	19,260
Noninterest expense:
Salaries and employee benefits		48,149	51,242	45,904
Net occupancy expense		17,820	17,427	17,527
Equipment expense		7,889	7,610	6,487
Professional services		6,675	6,245	5,577
Outsourced services		10,858	10,039	9,210
Advertising expense		1,803	1,878	2,046
FDIC and other insurance expense		4,116	4,300	3,159
Other real estate expense, net		770	524	310
Other		7,647	12,032	10,099
Total noninterest expense		105,727	111,297	100,319
Income before income taxes		64,046	77,613	99,417
Income taxes		15,213	18,967	24,183
Net income		$ 48,833	$ 58,646	$ 75,234
Earnings per share:
Basic (in dollars per share)		$ 2.57	$ 3.08	$ 3.93
Diluted (in dollars per share)		$ 2.57	$ 3.08	$ 3.93

[1]	Not within the scope of ASC 606.